Received SEC

OCT 20 2008

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

[redacted]

08060197

Gary N. Sundick
Vice President
Listing Qualifications

CERT NAS
001-05397

By Facsimile and First Class Mail

October 20, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 21 2008
THOMSON REUTERS

Dear Ms. Peters:

This is to certify that on October 20, 2008 The Nasdaq Stock Market (the "Exchange") received from Automatic Data Processing, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.10 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

[signature]

END